Financial Instruments - Classification by Nature, Category and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Net financial liabilities	€ (5,222,848)	€ (3,989,368)
Trade and other receivables
Financial instruments
Financial assets	304,864	434,136
Measured at fair value
Financial instruments
Financial assets	47,046	58,864
Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	38,708	45,199
Financial assets, at fair value	38,708	45,199
Measured at fair value | Financial derivatives
Financial instruments
Financial assets	8,338	13,665
Financial assets, at fair value	8,338	13,665
Measured at fair value | Level 1 | Non-current financial assets
Financial instruments
Financial assets, at fair value	38,708	29,998
Measured at fair value | Level 2 | Non-current financial assets
Financial instruments
Financial assets, at fair value		15,201
Measured at fair value | Level 3 | Financial derivatives
Financial instruments
Financial assets, at fair value	8,338	13,665
Not measured at fair value
Financial instruments
Financial assets	1,224,966	1,362,408
Financial liabilities	(6,494,860)	(5,410,640)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(858,911)	(843,868)
Financial liabilities, at fair value	(1,018,130)	(904,377)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(90,294)	(83,073)
Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(4,853,939)	(3,809,968)
Financial liabilities, at fair value	(5,063,769)	(3,811,970)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(198,741)	(138,186)
Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities	(9,360)	(9,945)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(45,640)	(57,096)
Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(423,096)	(461,073)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(14,879)	(7,431)
Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	22,843	30,681
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	10,738	2,582
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	304,864	434,136
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	886,521	895,009
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value	(1,018,130)	(904,377)
Not measured at fair value | Level 2 | Senior secured debt
Financial instruments
Financial liabilities, at fair value	(5,063,769)	(3,811,970)
Loans and receivables
Financial instruments
Financial assets	1,224,966	1,377,609
Loans and receivables | Measured at fair value
Financial instruments
Financial assets		15,201
Loans and receivables | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets		15,201
Loans and receivables | Not measured at fair value
Financial instruments
Financial assets	1,224,966	1,362,408
Loans and receivables | Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	22,843	30,681
Loans and receivables | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	10,738	2,582
Loans and receivables | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	304,864	434,136
Loans and receivables | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	886,521	895,009
Financial instruments held for trading
Financial instruments
Financial assets	8,338	13,665
Financial instruments held for trading | Measured at fair value
Financial instruments
Financial assets	8,338	13,665
Financial instruments held for trading | Measured at fair value | Financial derivatives
Financial instruments
Financial assets	8,338	13,665
Available for sale financial assets
Financial instruments
Financial assets	38,708	29,998
Available for sale financial assets | Measured at fair value
Financial instruments
Financial assets	38,708	29,998
Available for sale financial assets | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	38,708	29,998
Debts and payables
Financial instruments
Financial liabilities	(6,494,860)	(5,410,640)
Debts and payables | Not measured at fair value
Financial instruments
Financial liabilities	(6,494,860)	(5,410,640)
Debts and payables | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(858,911)	(843,868)
Debts and payables | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(90,294)	(83,073)
Debts and payables | Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(4,853,939)	(3,809,968)
Debts and payables | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(198,741)	(138,186)
Debts and payables | Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities	(9,360)	(9,945)
Debts and payables | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(45,640)	(57,096)
Debts and payables | Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(423,096)	(461,073)
Debts and payables | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	€ (14,879)	€ (7,431)